Exhibit 99.1 Schedule 6

Data Compare

Marketing ID	Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
5	XX	XX		Residual Income	$5340.40	$4269.15	$1071.25	25.09281%	Total verified monthly income equals $8,353.39, monthly PITIA equals $2,555.99 and all other debts equal $457.00. Residual income is $5,340.4.	Initial
7	XX	XX		Residual Income	$216771.44	$98056.50	$118714.94	121.06789%	Total verified monthly income equals $233,698.42, monthly PITIA equals $4645.29 and all other debts equal $12,281.69. Residual income is $216,771.44.	Initial
27	XX	XX		Residual Income	$400684.47	$547693.87	$-147009.40	-26.84152%	Total verified monthly income equals $417,751.76, monthly PITIA equals $11,787.99 and all other debts equal $5,279.30. Residual income is $400,684.47.	Initial
64	XX	XX		Residual Income	$362233.08	$380283.15	$-18050.07	-4.74648%	Total verified monthly income equals $377,152.63, monthly PITIA equals $6,596.31 and all other debts equal $8,323.24. Residual income is $362,233.08.	Initial
125	XX	XX		Residual Income	$13019.67	$12508.87	$510.80	4.08350%	Total verified monthly income equals $16,613.48, monthly PITIA equals $3,538.81 and all other debts equal $55. Residual income is $13,019.67.	Initial
145	XX	XX		Residual Income	$13244.30	$12702.60	$541.70	4.26448%	Total verified monthly income equals $24,400.76, monthly PITIA equals $3,185.22 and all other debts equal $7971.24. Residual income is $13,244.30.	Initial
149	XX	XX		Residual Income	$7810.41	$8151.37	$-340.96	-4.18285%	Total verified monthly income equals $14,352.57, monthly PITIA equals $3582.16 and all other debts equal $2960.00. Residual income is $7,810.41.	Initial
337	XX	XX		Original Note Doc Date	XX	XX	-4 (Days)		The Note reflects Original Note Doc Date as 08/XX/2026.	Initial
384	XX	XX		Residual Income	$47866.70	$46385.54	$1481.16	3.19315%	Total verified monthly income equals $70721.98, monthly PITIA equals $8,954.44 and all other debts equal $13,900.84. Residual income is $47,866.70.	Initial
481	XX	XX		Residual Income	$13094.06	$11923.96	$1170.10	9.81301%	Total verified monthly income equals $22,800.00, monthly PITIA equals $4,634.66 and all other debts equal $5,071.28. Residual income is $13,094.06.	Initial
488	XX	XX		Residual Income	$19116.86	$17595.02	$1521.84	8.64926%	Total verified monthly income equals $34,973.88, monthly PITIA equals $14,554.02 and all other debts equal $1303. Residual income is $19,116.86.	Initial
533	XX	XX		Residual Income	$12474.47	$11112.28	$1362.19	12.25842%	Total verified monthly income equals $18,035.32, monthly PITIA equals $5,376.85 and all other debts equal $184. Residual income is $12,474.47.	Initial
574	XX	XX		Residual Income	$127981.84	$13891.71	$114090.13	821.28211%	Total verified monthly income equals $132,416.03, monthly PITIA equals $4303.19 and all other debts equal $131. Residual income is $127,981.84.	Initial
609	XX	XX		Residual Income	$28298.11	$25975.55	$2322.56	8.94133%	Total verified monthly income equals $45,128.90, monthly PITIA equals $9,411.06 and all other debts equal $7,419.73. Residual income is $28,298.11.	Initial
812	XX	XX		Residual Income	$5893.34	$5516.11	$377.23	6.83869%	Total verified monthly income equals $10,372.74, monthly PITIA equals $3,617.75 and all other debts equal $861.65. Residual income is $5,893.35.	Initial